Loans and Allowance for Loan Losses, Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 831,191	$ 848,664
Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	274,425	305,478
Commercial Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	281,797	253,449
Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	71,979	51,863
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	176,100	164,523
Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	33,718	37,063
Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	141,525	157,692
Consumer [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	133,444	132,045
Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	48,206	55,241
Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	22,375	19,993
Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	62,863	56,811
Total Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	8,365	10,807
Total Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	4,347	5,004
Total Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,048	1,666
Total Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	100	456
Total Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	122	82
Total Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	792	1,287
Total Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	998	1,220
Total Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	247	398
Total Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	711	694
30 to 59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	4,848	6,002
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,208	2,845
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	895	470
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	100	94
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	36	0
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	517	1,112
30 to 59 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	656	831
30 to 59 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	35	204
30 to 59 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	401	446
60 to 89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,777	1,880
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,218	496
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	1,003
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	53	82
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	60	11
60 to 89 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	148	131
60 to 89 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	165	81
60 to 89 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	133	76
90 Days or More Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,740	2,925
90 Days or More Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	921	1,663
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	153	193
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	362
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	33	0
90 Days or More Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	215	164
90 Days or More Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	194	258
90 Days or More Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	47	113
90 Days or More Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	177	172
Loans Not Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	822,826	837,857
Loans Not Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	270,078	300,474
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	70,931	50,197
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	176,000	164,067
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	33,596	36,981
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	140,733	156,405
Loans Not Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	47,208	54,021
Loans Not Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	22,128	19,595
Loans Not Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 62,152	$ 56,117